CONTRACT ASSETS/(LIABILITIES) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Contract Assetsliabilities
SCHEDULE OF CONTRACT ASSETS

Contract assets consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Revenue recognized to date	$673,535	$54,113
Less: progress billings to date	(451,063)	(45,659)
Exchange difference	(1,738)	12
Contract assets	$220,734	$8,466
Contract assets, current	$220,734	$8,466

Contract assets consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Revenue recognized to date	$54,113	$85,469
Less: progress billings to date	(45,659)	(40,011)
Exchange difference	12	(3)
Contract assets	$8,466	$45,455
Contract assets, current	$8,466	$45,455

SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consisted of the following at September 30, 2025 and March 31, 2025:

	September 30, 2025	March 31, 2025
Billings in advance of performance obligation under contracts	$156,081	131,564
Contract liabilities consisted of the following at March 31, 2025 and 2024:
	March 31, 2025	March 31, 2024
Billings in advance of performance obligation under contracts	$131,564	$101,718

SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

The movement in contract liabilities is as follows:

	September 30, 2025	March 31, 2025
Beginning Balance	$131,564	$101,718
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(3,712)	(47,095)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	28,134	76,343
Exchange difference	95	598
Ending Balance	$156,081	$131,564

The movement in contract liabilities is as follows:

	March 31, 2025	March 31, 2024
Beginning Balance	$101,718	$62,779
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(47,095)	(52,755)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	76,343	91,499
Exchange difference	598	195
Ending Balance	$131,564	$101,718